Anti-Dilutive Securities Excluded from Computation of Earnings Per Share (Detail) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	1,914	1,258	1,573	[1]	1,254	[1]	962	[1]
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	90	0
Redeemable Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	0	4,451	0	[1]	4,451	[1]	4,451	[1]
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	0	6,527	0	[1]	6,527	[1]	6,527	[1]
Warrant [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	0	604	0	[1]	604	[1]	604	[1]
Warrant [Member] | Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	0	23	0	[1]	23	[1]	23	[1]

[1]	The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.